Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 18 — RELATED PARTY TRANSACTIONS

CityCenter

Management agreements. The Company and CityCenter have entered into agreements whereby the Company is responsible for management of the operations of CityCenter for a fee of 2% of revenue and 5% of EBITDA (as defined) for Aria and Vdara and $3 million per year for Crystals. The Company earned fees of $49 million, $43 million and $41 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company is being reimbursed for certain costs in performing its development and management services. During the years ended December 31, 2017, 2016 and 2015, the Company incurred $390 million, $387 million and $393 million, respectively, of costs reimbursable by CityCenter, primarily for employee compensation and certain allocated costs. As of December 31, 2017 and 2016, CityCenter owed the Company $75 million and $77 million, respectively, for management services and reimbursable costs recorded in “Accounts receivable, net” in the accompanying consolidated balance sheets.

MGM China

Ms. Ho is a member of the Board of Directors of, and holds a minority ownership interest in, MGM China. Ms. Ho is also the managing director of Shun Tak Holdings Limited (together with its subsidiaries “Shun Tak”), a leading conglomerate in Hong Kong with core businesses in transportation, property, hospitality and investments. Shun Tak provides various services and products, including ferry tickets, travel products, rental of hotel rooms, laundry services, advertising services and property cleaning services to MGM China. MGM China incurred expenses relating to Shun Tak of $13 million, $10 million and $16 million for the years ended December 31, 2017, 2016 and 2015, respectively.

MGM Branding and Development Holdings, Ltd. (together with its subsidiary MGM Development Services, Ltd., “MGM Branding and Development”), an entity included in the Company’s consolidated financial statements in which Ms. Ho indirectly holds a noncontrolling interest, is party to a brand license agreement and a development services agreement with MGM China, for which the related amounts are eliminated in consolidation. An entity owned by Ms. Ho received distributions of $15 million during each of the years ended December 31, 2017, 2016 and 2015 in connection with the ownership of a noncontrolling interest in MGM Branding and Development Holdings, Ltd.

MGP

As further described in Note 1, pursuant to the master lease, the tenant leases the real estate assets of The Mirage, Mandalay Bay, Luxor, New York-New York, Monte Carlo, Excalibur, The Park, Gold Strike Tunica, MGM Grand Detroit and Beau Rivage from the landlord. On August 1, 2016, Borgata was added to the existing master lease and, on October 5, 2017, MGM National Harbor was also added to the existing master lease.

The master lease has an initial lease term of ten years beginning on April 25, 2016 (other than with respect to MGM National Harbor, as described below) with the potential to extend the term for four additional five-year terms thereafter at the option of the tenant. The master lease provides that any extension of its term must apply to all of the real estate under the master lease at the time of the extension. The master lease has a triple-net structure, which requires the tenant to pay substantially all costs associated with the lease, including real estate taxes, insurance, utilities and routine maintenance, in addition to the base rent. Additionally, the master lease provides the landlord with a right of first offer with respect to the Company’s development property located in Springfield, Massachusetts, which the landlord may exercise should the Company elect to sell this property in the future. In connection with the MGM National Harbor transaction, the master lease was amended to provide that the initial term with respect to MGM National Harbor ends on April 31, 2024. Thereafter, the initial term of the master lease with respect to MGM National Harbor may be renewed at the option of the tenant for an initial renewal period lasting until the earlier of the end of the then-current term of the master lease or the next renewal term (depending on whether MGM elects to renew the other properties under the master lease in connection with the expiration of the initial ten-year term). If, however, the tenant chooses not to renew the lease with respect to MGM National Harbor after the initial MGM National Harbor term under the master Lease, the tenant would also lose the right to renew the master lease with respect to the rest of the properties when the initial ten-year lease term ends related to the rest of the properties in 2026.

The initial annual rent under the master lease, for the first lease year commencing April 25, 2016, was $550 million. In connection with the Borgata transaction on August 1, 2016, total annual rent under the master lease increased to $650 million. In connection with the commencement of the second lease year on April 1, 2017, the total annual rent under the master lease increased to $662 million. Then, in connection with the MGM National Harbor Transaction on October 5, 2017, the total annual rent payments under the master lease for the second lease year increased to $757 million. Rent under the master lease consists of a “base rent” component and a “percentage rent” component. As of December 31, 2017, the base rent represents approximately 90% of the rent payments due under the master lease and the percentage rent represents approximately 10% of the rent payments due under the master lease. The master lease also provides for fixed annual escalators of 2% on the base rent in the second through sixth years and the possibility for additional 2% increases thereafter subject to the tenant meeting an adjusted net revenue to rent ratio, as well as potential increases in percentage rent in year six and every five years thereafter based on a percentage of average actual annual net revenue during the preceding five year period calculated in accordance with the terms under the master lease. The master lease also contains customary events of default and financial covenants. The Company was in compliance with all applicable covenants as of December 31, 2017.

All intercompany transactions, including transactions under the master lease, have been eliminated in the Company’s consolidation of MGP. The public ownership of MGP’s Class A shares is recognized as non-controlling interests in the Company’s consolidated financial statements.